Schedule of Compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-term benefits	$ 3,133,569	$ 2,777,723
Share-based compensation	5,332,426	13,810,779
Total	$ 8,465,995	$ 16,588,502